Other Financial Expenses, Net - Other Financial Expenses, Net (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Yard cost cover expense		$ (16.8)	$ (22.1)	$ (28.2)
Bank commitment, guarantee and other fees		(4.9)	(2.3)	(12.7)
Foreign exchange loss		(3.7)	(2.8)	(0.9)
Other financial income/(expenses)		(2.2)	0.3	(0.1)
Realized changes in value of financial instruments		0.2	0.0	0.0
Total		(27.4)	(26.9)	(41.9)
Financing fees	$ 0.0	0.0	0.0	10.7
Premium paid convertible bonds repurchased	$ 2.3	$ 2.3	$ 0.0	$ 0.0